Investment (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Investments
Total investments	$ 1,190	$ 24,415	$ 662
Corporate Debt Securities | Fixed rate debt
Investments
Acquisition cost		24,396	658
Accrued interest		$ 19	$ 4